Share-based payments transactions (Tables)	12 Months Ended
Mar. 31, 2025
Share-Based Payments Transactions [Abstract]
Disclosure of Number and Reconciliation of Outstanding Share Options
On October 23, 2020, a total of 8 million share options were granted to employees of the Group with four tranches of options vesting on four respective vesting dates (“SOP 2020”), whereas within each of the four tranches, there are further four tranches of options with four different exercise prices, as below:

	Vesting date				Total
Share options granted (thousands)	05/03/2022	05/09/2022	05/09/2023	05/09/2024
US$8.50	971	324	647	647	2,589
US$10.50	822	274	548	548	2,192
US$12.50	673	224	448	448	1,793
US$14.50	523	175	349	349	1,396
Total	2,989	997	1,992	1,992	7,970
The strike price of the existing SOP 2020 grant has been adjusted as set forth below, while all the other terms of the SOP 2020 remained unaffected.

SOP 2020 CEO MOD - Number of shares (thousand)
Original Option Strike Price		New Option Strike Price		Vesting date				Total
				15/02/2022	15/08/2022	15/08/2023	15/08/2024
US$	8.50	US$	6.42	335	112	223	223	893
US$	10.50	US$	8.42	284	95	189	189	757
US$	12.50	US$	10.42	232	77	155	155	619
US$	14.50	US$	12.42	180	60	120	120	480
Total				1,031	344	687	687	2,749

SOP 2020 MOD - Number of shares (thousand)
Option Strike Price		Vesting date				Total
		15/02/2022	15/08/2022	15/08/2023	15/08/2025
US$	6.00	716	225	450	450	1,842
US$	7.50	597	188	375	375	1,535
US$	9.00	485	152	304	304	1,245
US$	10.50	375	118	235	235	962
Total		2,173	683	1,365	1,363	5,584
The following table shows the SOPs granted and outstanding at the beginning and end of the reporting periods:

	For the financial year ended March 31
	2025		2024		2023
	Average exercise price per share option (USD)	Number of options (thousands)	Average exercise price per share option (USD)	Number of options (thousands)	Average exercise price per share option (USD)	Number of options (thousands)
As of April 1	8.00	6,244	11.42	7,952	11.42	7,980
Replaced during the period	—	—	10.20	(1,680)	—	—
Forfeited during the period	7.99	(105)	10.90	(28)	11.50	(28)
As of March 31	8.00	6,139	8.00	6,244	11.42	7,952
Vested and exercisable as of March 31	8.00	4,736	8.00	4,657	11.42	4,072

Disclosure of Range of Exercise Prices of Outstanding Share Options
Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Share options outstanding (thousands)			For the financial year ended March 31
Plan	Expiry date*	Exercise price - range (USD)	2025	2024	2023
SOP 2019	June 25, 2027	10.59	38	38	461
SOP 2019 MOD	June 25, 2028	7.50	284	293	—
SOP 2020	November 12, 2026	8.50 - 14.50	329	329	4,741
SOP 2020 MOD CEO	November 12, 2026	6.42 - 12.42	—	—	2,750
SOP 2020 MOD	November 12, 2028	6.00 - 10.50	5,488	5,584	—
Total			6,139	6,244	7,952
Weighted average remaining contractual life of options outstanding at the end of the period			4.97	4.76	3.15
* In the event of a change of control, all SOPs will lapse at the date of change of control.

Disclosure of Indirect Measurement of Fair Value of Restricted Shares Granted

	RSA 2024 OTHERS				RSA 2024 CEO		RSA 2024 EXCOM
Grant date	5/9/2024	5/9/2024	5/9/2024	5/9/2024	27/8/2024	27/8/2024	5/9/2024	5/9/2024
Vesting date	29/8/2025	29/8/2026	29/8/2027	29/8/2028	29/8/2025	29/8/2026	29/8/2025	29/8/2026
% to be vested	25	25	25	25	50	50	50	50
Share price at grant date (USD)	4.58	4.58	4.58	4.58	4.72	4.72	4.58	4.58
Expected volatility	40%	49%	60%	69%	40%	49%	40%	49%
Risk free interest rate	4.16%	3.61%	3.41%	3.35%	4.16%	3.61%	4.16%	3.61%
Fair value per share (USD)	3.64	3.54	3.46	3.36	3.74	3.65	3.64	3.54

Disclosure of Number and Reconciliation of Outstanding Restricted Shares
The following table shows the RSAs granted and outstanding at the beginning and end of each reporting period:

Number of shares (thousands)	For the financial year ended March 31
	2025	2024	2023
As of April 1	1,951	2,006	1,675
Granted during the year	1,560	1,064	962
Vested during the year	(628)	(970)	(539)
Forfeited during the year	(341)	(149)	(92)
As of March 31	2,542	1,951	2,006
Weighted average fair value (USD)	3.77	4.26	5.18

Disclosure of Indirect Measurement of Fair Value of Share Options Granted
The resulting fair values of the various vesting tranches as of March 31, 2025 are presented in the table below:

	Vesting 1	Vesting 2	Vesting 3	Vesting 4	Vesting 5	Vesting 6
Grant date	21/12/2021	21/12/2021	21/12/2021	21/12/2021	21/12/2021	21/12/2021
Vesting date	19/3/2022	19/3/2023	19/3/2024	19/3/2025	19/3/2026	19/3/2027
Number of vesting shares	1,108,613	1,121,326	514,189	979,439	1,031,751	30,000
Discount Rate	11.9%	11.9%	11.9%	11.9%	11.9%	11.9%
Fair Value per Share (GBP)	1.91	1.91	1.91	1.91	1.91	1.91